Net finance costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedging instruments and bonds
Fair value movements on cash flow hedges	£ 11	£ 29	£ (18)
Transfer to profit from cash flow hedge reserve	(20)	18	(17)
Interest expense on debt instruments issued, early redemption charge		26
Derivatives
Hedging instruments and bonds
Fair value movements on cash flow hedges	1	(2)	2
Transfer to profit from cash flow hedge reserve	£ 2	£ 1	£ 1